LIABILITIES AND DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
LIABILITIES AND DEBT
Schedule of accrued expenses and other liabilities

	March 31,	December 31,
	2023	2022
Accrued expenses	$602,053	$705,135
Reserve for returns	294,147	307,725
Payroll related liabilities	3,586,356	2,974,362
Sales tax liability	267,419	339,843
Other liabilities	171,995	130,050
	$4,921,970	$4,457,115

	December 31,
	2022	2021
Accrued expenses	$705,135	$213,740
Reserve for returns	307,725	33,933
Payroll related liabilities	2,974,361	1,204,665
Sales tax liability	339,843	268,723
Due to seller	—	396,320
Other liabilities	130,050	119,764
	$4,457,115	$2,237,145

Summary of the convertible notes

		Unamortized	Convertible Note
	Principal	Debt Discount	Payable, Net
Balance, December 31, 2022	$4,100,000	$(1,378,200)	$2,721,800
Repayments of notes	(4,000,000)	—	(4,000,000)
Amortization of debt discount	—	689,100	689,100
Loss on extinguishment of debt	—	689,100	689,100
Balance, March 31, 2023	$100,000	$—	$100,000

		Unamortized	Convertible Note
	Principal	Debt Discount	Payable, Net
Balance, December 31, 2020	$100,000	$—	$100,000
Issuance of Oasis note, net of issuance costs	5,265,000	(715,000)	4,550,000
Issuance of FirstFire First note, net of issuance costs	1,575,000	(315,000)	1,260,000
Issuance of Second FirstFire note, net of issuance costs	2,625,000	(530,000)	2,095,000
Derivative liability in connection with notes	—	(3,204,924)	(3,204,924)
Amortization of debt discount	—	801,538	801,538
Balance, December 31, 2021	9,565,000	(3,963,386)	5,601,614
Proceeds from issuance of notes	8,943,750	(1,992,500)	6,951,250
Repayments of notes	(4,943,750)	—	(4,943,750)
Conversion of notes into common stock	(9,465,000)	—	(9,465,000)
Warrant and common shares issued with convertible notes	—	(1,368,741)	(1,368,741)
Derivative liability in connection with notes	—	(559,957)	(559,957)
Amortization of debt discount	—	6,506,384	6,506,384
Balance, December 31, 2022	$4,100,000	$(1,378,200)	$2,721,800

summary of promissory notes payable, net

	March 31,	December 31,
	2023	2022
Bailey Note	$3,500,000	$3,500,000
Sundry Note	5,500,000	5,500,000
March 2023 Notes - principal	2,458,750	—
March 2023 Notes - unamortized debt discount	(543,919)	—
Promissory note payable, net	$10,914,831	$9,000,000